Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following presents the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	2017
	Total	Level 1	Level 2	Level 3
Assets
Fixed-maturity securities, available-for-sale:
U.S. government	$2,441,454	2,441,454	—	—
Agencies not backed by the full faith and credit of the U.S. government	6,817	—	6,817	—
States and political subdivisions	11,317,726	—	11,276,965	40,761
Foreign government	540,613	—	507,166	33,447
Corporate securities	70,045,273	—	59,074,307	10,970,966
Mortgage-backed securities	14,425,840	—	14,425,811	29
CDO	27,565	—	27,565	—
Fixed-maturity securities, trading	36,219	30,901	5,168	150
Derivative assets	1,388,190	48,177	1,327,638	12,375
Equity securities, available-for-sale	271,909	258,095	—	13,814
Equity securities, fair value option and trading	314,370	288,098	26,272	—
Separate account assets	28,192,877	28,192,877	—	—
Total assets	$129,008,853	31,259,602	86,677,709	11,071,542
Liabilities
Derivative liabilities	$(915,147)	(27,678)	(887,469)	—
Reserves at fair value (1)	(27,387,975)	—	—	(27,387,975)
Total liabilities	$(28,303,122)	(27,678)	(887,469)	(27,387,975)

	2016
	Total	Level 1	Level 2	Level 3
Assets
Fixed-maturity securities, available-for-sale:
U.S. government	$1,736,523	1,736,523	—	—
Agencies not backed by the full faith and credit of the U.S. government	8,857	—	8,857	—
States and political subdivisions	9,954,613	—	9,925,338	29,275
Foreign government	438,927	—	404,687	34,240
Corporate securities	63,540,067	—	54,990,599	8,549,468
Mortgage-backed securities	11,848,053	—	11,806,849	41,204
CDO	19,931	—	—	19,931
Fixed-maturity securities, trading	37,051	36,901	—	150
Derivative assets	1,059,031	42,400	1,010,805	5,826
Equity securities, available-for-sale	320,166	320,166	—	—
Equity securities, fair value option and trading	317,493	298,481	19,012	—
Separate account assets	27,733,261	27,733,261	—	—
Total assets	$117,013,973	30,167,732	78,166,147	8,680,094
Liabilities
Derivative liabilities	$(635,634)	(27,345)	(604,587)	(3,702)
Reserves at fair value (1)	(20,152,641)	—	—	(20,152,641)
Total liabilities	$(20,788,275)	(27,345)	(604,587)	(20,156,343)

(1) Reserves at fair value are reported in Account balances and future policy benefit reserves on the Consolidated Balance Sheets.

Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

	2017
	Fixed-maturity securities
	Available-for-sale					Trading
	States and political subdivisions	Foreign government	Corporate securities	Mortgage-backed securities	CDO	Corporate securities
Balance, beginning of year	$29,275	34,240	8,549,468	41,204	19,931	150
Total realized/unrealized gains (losses) included in:
Net income (loss)	—	—	(9,227)	678	11,139	—
Other comprehensive income (loss)	1,482	(793)	310,320	1,279	(11,070)	—
Purchases and issuances	10,004	—	2,660,329	—	—	—
Sales and settlements	—	—	(444,638)	(24,556)	(20,000)	—
Transfer out of Level 3	—	—	(95,286)	(18,576)	—	—
Balance, end of year	$40,761	33,447	10,970,966	29	—	150

Gains (losses) included in net income related to financial instruments still held at the end of the year	$—	—	956	—	—	—

	2016
	Fixed-maturity securities
	Available-for-sale					Trading
	States and political subdivisions	Foreign government	Corporate securities	Mortgage-backed securities	CDO	Corporate securities
Balance, beginning of year	$499	33,373	7,021,597	54,906	21,164	—
Total realized/unrealized gains (losses) included in:
Net income (loss)	—	—	(86,539)	1,393	—	—
Other comprehensive income (loss)	790	867	272,556	302	(503)	—
Purchases and issuances	27,986	—	2,054,111	730	—	150
Sales and settlements	—	—	(428,407)	(16,127)	(730)	—
Transfer out of Level 3	—	—	(283,850)	—	—	—
Balance, end of year	$29,275	34,240	8,549,468	41,204	19,931	150

Gains (losses) included in net income related to financial instruments still held at the end of the year	$—	—	(80,134)		—	—

	2017				2016
	Equity securities, Available-for-sale	Derivative assets	Derivative liabilities	Reserves at fair value (1)	Derivative assets	Derivative liabilities	Reserves at fair value (1)
Balance, beginning of year	$—	5,826	(3,702)	(20,152,641)	2,350	(33,812)	(18,096,009)
Total realized/unrealized gains (losses) included in:
Net income (loss)	—	188,230	(101,030)	(5,550,779)	553,778	(583,731)	(649,516)
Other comprehensive income (loss)	1,496	—	—	—	—	—	—
Purchases and issuances	12,318	—	—	(3,186,229)	—	—	(2,805,725)
Sales and settlements	—	(181,681)	104,732	1,501,674	(550,302)	613,841	1,398,609
Balance, end of year	$13,814	12,375	—	(27,387,975)	5,826	(3,702)	(20,152,641)

Gains (losses) included in net income related to financial instruments still held at the end of the year	$—	6,549	3,702	(5,550,779)	3,476	(30,111)	(649,516)

(1) The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because the Company monitors Reserves at fair value as a whole unit and does not track realized gains (losses) on a contract-by-contract basis.

Significant Unobservable Inputs Used in Fair Value Measurements for Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31:

	2017
	Fair value	Valuation technique	Unobservable input	Range (weighted average)
Fixed-maturity securities:
Available-for-sale:
States and political subdivisions	$40,761	Discounted cash flow	Option adjusted spread*	161 (161)
Foreign government	33,447	Discounted cash flow	Option adjusted spread	42 - 50 (48)
Corporate securities	10,970,966	Discounted cash flow	Option adjusted spread	27 - 515 (130)
Mortgage-backed securities	29	Third-party vendor	Default and discount rates	**
Trading:
Corporate securities	150	Cost	N/A	N/A
Equity securities:
Available-for-sale:
Common stock	12,314	Consensus pricing	Indicative quotes ($ per share)*	$23.65 ($23.65)
Preferred stock	1,500	Cost	N/A	N/A
Derivative assets:
TRS	12,375	Third-party vendor	Spread and discount rates	**
Derivative liabilities:
TRS	—	Third-party vendor	Spread and discount rates	**
Reserves at Fair Value:
MVLO	(20,137,427)	Discounted cash flow	Annuitizations	0 - 25%
			Surrenders	0 - 25%
			Mortality***	0 - 100%
			Withdrawal benefit election	0 - 50%
GMWB and GMAB	(2,186,266)	Discounted cash flow	Surrenders	0.5% - 35%
			Mortality***	0% - 100%
Variable-indexed annuity	(5,064,282)	Contract value	N/A****	N/A****

	2016
	Fair value	Valuation technique	Unobservable input	Range (weighted average)
Fixed-maturity securities:
Available-for-sale:
States and political subdivisions	$29,275	Discounted cash flow	Option adjusted spread*	166 (166)
Foreign government	34,240	Discounted cash flow	Option adjusted spread	62 - 75 (70)
Corporate securities	8,549,468	Discounted cash flow	Option adjusted spread	-214 - 2,112 (147)
CDO	19,931	Third-party vendor	Default and discount rates	**
Mortgage-backed securities	41,204	Third-party vendor	Default and discount rates	**
Trading:
Corporate securities	150	Cost	N/A	N/A
Derivative assets:
TRS	5,826	Third-party vendor	Spread and discount rates	**
Derivative liabilities:
TRS	(3,702)	Third-party vendor	Spread and discount rates	**
Reserves at Fair Value:
MVLO	(15,141,482)	Discounted cash flow	Annuitizations	0 – 25%
			Surrenders	0 – 25%
			Mortality***	0 – 100%
			Withdrawal benefit election	0 – 50%
GMWB and GMAB	(2,399,597)	Discounted cash flow	Surrenders	0.5 – 35%
			Mortality***	0 – 100%
Variable-indexed annuity	(2,611,562)	Contract value	N/A****	N/A****

* No range is applicable due to only one security within classification.
** Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.
*** Mortality assumptions are derived from the Annuity 2000 Mortality Table. See note 14 for further discussion.
**** Unobservable inputs are not applicable as the fair value of the variable-indexed annuity reserve is floored at contract value.

Fair Value of Financial Assets and Liabilities
The following table presents the carrying amount and fair value of certain financial instruments that are not reported at fair value at December 31:

	2017
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets
Mortgage loans on real estate	$11,761,939	—	—	12,372,775	12,372,775
Loans to affiliates	39,120	—	—	39,120	39,120
Policy loans	184,409	—	184,409	—	184,409
Other invested assets	302,216	196,672	—	105,544	302,216
Cash equivalents	1,442,057	581,257	860,800	—	1,442,057
Receivables	123,110	—	—	123,110	123,110
Reinsurance and investment contract recoverables	1,248,634	—	—	1,298,499	1,298,499
Collateral held from securities lending agreements	2,657,046	—	2,657,221	—	2,657,221
COLI	578,951	—	578,951	—	578,951
Financial liabilities
Investment contracts	$(79,019,361)	—	—	(79,519,680)	(79,519,680)
Mortgage notes payable	(68,628)	—	—	(77,637)	(77,637)
Securities lending payable	(2,657,046)	—	(2,657,046)	—	(2,657,046)
Other liabilities	(123,110)	—	—	(123,110)	(123,110)
Separate account liabilities	(28,192,877)	(28,192,877)	—	—	(28,192,877)

	2016
	Carrying	Fair value
	amount	Level 1	Level 2	Level 3	Total
Financial assets
Held-to-maturity fixed-maturity securities	$28	—	—	3,630	3,630
Mortgage loans on real estate	10,351,741	—	—	10,900,205	10,900,205
Loans to affiliates	39,120	—	—	39,120	39,120
Policy loans	171,012	—	171,012	—	171,012
Other invested assets	357,210	—	—	426,137	426,137
Cash equivalents	1,250,015	1,150,015	100,000	—	1,250,015
Receivables	144,180	—	—	144,180	144,180
Reinsurance and investment contract recoverables	933,074	—	—	987,327	987,327
Collateral held from securities lending agreements	2,561,219	—	2,561,985	—	2,561,985
COLI (1)	338,092	—	338,092	—	338,092
Financial liabilities
Investment contracts	$(77,305,738)	—	—	(78,018,770)	(78,018,770)
Mortgage notes payable	(76,916)	—	—	(87,981)	(87,981)
Securities lending payable	(2,561,219)	—	(2,561,219)	—	(2,561,219)
Other liabilities	(144,180)	—	—	(144,180)	(144,180)
Separate account liabilities (1)	(27,733,261)	(27,733,261)	—	—	(27,733,261)